Other disclosures - Risk Management and Principal Risks - Analysis of equity sensitivity (audited) (Details) - Interest rate risk [member] - +/- 25bps [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	£ 86	£ 25
Effect on profit for the year, decrease	(263)	(74)
Effect on equity, increase	(644)	(575)
Effect on equity, decrease	521	544
Retained earnings [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	65	19
Effect on profit for the year, decrease	£ (200)	£ (56)
As percentage, increase	2.70%	0.70%
As percentage, decrease	(8.20%)	(2.00%)
Effect on equity, increase	£ 65	£ 19
Effect on equity, decrease	(200)	(56)
Taxation effects on the above [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	(21)	(6)
Effect on profit for the year, decrease	63	18
Effect on equity, increase	262	198
Effect on equity, decrease	(266)	(200)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(417)	(295)
Effect on equity, decrease	433	303
Reserve of cash flow hedges [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(554)	(497)
Effect on equity, decrease	£ 554	£ 497
Equity attributable to owners of parent [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
As percentage, increase	(1.20%)	(1.10%)
As percentage, decrease	1.00%	1.10%